UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Market Neutral Fund

(Investor Class: ZMNVX)

(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT

MAY 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Statement of Cash Flows	33
Financial Highlights	34
Notes to Financial Statements	41
Expense Examples	53

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	BASIC MATERIALS — 1.6%
3,134	Carpenter Technology Corp.	$127,115
3,514	Celanese Corp.[1]	333,584
4,050	International Paper Co.	167,953
		628,652
	COMMUNICATIONS — 16.3%
513	Alphabet, Inc. - Class A*	567,634
171	Alphabet, Inc. - Class C*,[1]	188,721
529	Amazon.com, Inc.*	939,012
15,259	AT&T, Inc.	466,620
11,365	Ciena Corp.*	397,093
16,208	Cisco Systems, Inc.	843,302
5,889	Corning, Inc.[1]	169,839
11,903	eBay, Inc.[1]	427,675
1,143	Facebook, Inc. - Class A*	202,848
5,762	Nice Ltd. - ADR*,1,2	805,816
2,311	Proofpoint, Inc.*	259,664
3,915	T-Mobile US, Inc.*	287,517
7,788	Viacom, Inc. - Class B	226,086
4,622	Walt Disney Co.	610,289
		6,392,116
	CONSUMER, CYCLICAL — 8.8%
6,078	Best Buy Co., Inc.	380,908
4,337	Callaway Golf Co.[1]	63,754
1,615	Churchill Downs, Inc.[1]	159,207
2,042	Darden Restaurants, Inc.[1]	237,525
7,978	Fastenal Co.[1]	244,047
1,647	Herman Miller, Inc.	58,452
3,350	Home Depot, Inc.	635,997
3,641	NIKE, Inc. - Class B	280,867
2,470	Planet Fitness, Inc. - Class A*	188,881
2,881	Ralph Lauren Corp.[1]	302,880
6,712	Starbucks Corp.	510,515
760	Vail Resorts, Inc.[1]	163,484
2,026	Walmart, Inc.	205,517
		3,432,034
	CONSUMER, NON-CYCLICAL — 24.7%
2,881	Amedisys, Inc.*	323,565
2,280	Amgen, Inc.	380,076
11,112	Archer-Daniels-Midland Co.[1]	425,812
9,719	Baxter International, Inc.	713,763
1

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,745	Biogen, Inc.*,1	$382,661
1,019	Cintas Corp.[1]	226,045
3,736	Colgate-Palmolive Co.[1]	260,100
2,850	Danaher Corp.[1]	376,229
1,425	Edwards Lifesciences Corp.*,1	243,248
2,375	Euronet Worldwide, Inc.*,1	368,220
1,080	FleetCor Technologies, Inc.*	278,867
4,369	Hershey Co.[1]	576,533
2,945	Johnson & Johnson	386,237
1,868	Laboratory Corp. of America Holdings*	303,755
11,017	Merck & Co., Inc.	872,657
1,509	Moody's Corp.[1]	275,966
6,395	PepsiCo, Inc.	818,560
4,733	Pfizer, Inc.	196,514
8,041	Procter & Gamble Co.	827,499
8,263	Sabre Corp.[1]	167,574
1,555	Stryker Corp.	284,938
2,596	TriNet Group, Inc.*	164,534
3,524	UnitedHealth Group, Inc.	852,103
		9,705,456
	ENERGY — 4.1%
5,984	Chevron Corp.	681,278
3,451	Diamondback Energy, Inc.[1]	338,405
9,561	Royal Dutch Shell PLC - Class B - ADR[2]	601,005
		1,620,688
	FINANCIAL — 15.2%
7,851	American Express Co.	900,588
2,823	Ameriprise Financial, Inc.	390,223
1,457	Assurant, Inc.[1]	145,642
24,597	Bank of America Corp.[1]	654,280
448	BlackRock, Inc.	186,171
14,562	Citizens Financial Group, Inc.	474,430
2,755	Crown Castle International Corp. - REIT	358,178
830	EPR Properties - REIT	64,823
2,670	Gaming and Leisure Properties, Inc. – REIT[1]	105,438
14,119	Hartford Financial Services Group, Inc.[1]	743,507
8,611	Hospitality Properties Trust - REIT	214,156
2,723	JPMorgan Chase & Co.	288,529
4,907	Marsh & McLennan Cos., Inc.	469,109
8,959	MetLife, Inc.	413,995
2

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,863	Travelers Cos., Inc.[1]	$562,337
		5,971,406
	INDUSTRIAL — 9.7%
2,976	Caterpillar, Inc.	356,555
792	Eagle Materials, Inc.[1]	68,160
2,406	FedEx Corp.	371,198
7,252	Heartland Express, Inc.[1]	129,666
3,166	Honeywell International, Inc.[1]	520,205
1,561	Lockheed Martin Corp.[1]	528,461
4,432	National Instruments Corp.[1]	171,031
3,293	Raytheon Co.	574,628
6,363	Republic Services, Inc.	538,246
2,216	Trimble, Inc.*,1	88,418
2,311	Woodward, Inc.	251,714
2,945	Xylem, Inc.[1]	218,578
		3,816,860
	TECHNOLOGY — 13.1%
3,008	Accenture PLC - Class A1,2	535,634
1,366	ANSYS, Inc.*	245,197
3,704	Apple, Inc.	648,459
798	CACI International, Inc. - Class A*	162,409
3,938	Cadence Design Systems, Inc.*	250,339
9,624	Fortinet, Inc.*,1	697,547
11,039	Intel Corp.	486,158
1,393	Manhattan Associates, Inc.*,1	91,200
7,288	Micron Technology, Inc.*	237,662
8,104	Microsoft Corp.	1,002,303
4,760	NetApp, Inc.	281,792
2,755	Synopsys, Inc.*	320,792
3,292	Verint Systems, Inc.*,1	186,821
		5,146,313
	UTILITIES — 6.1%
6,870	American Electric Power Co., Inc.	591,644
3,641	American States Water Co.[1]	265,575
13,201	California Water Service Group[1]	649,753
14,404	CenterPoint Energy, Inc.	409,650
5,002	Hawaiian Electric Industries, Inc.[1]	207,783
3

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
4,935	Southern Co.	$264,022
		2,388,427

	TOTAL COMMON STOCKS (Cost $31,505,628)	39,101,952

	SHORT-TERM INVESTMENTS — 30.1%
-	Collateral pool allocation[4]	11,688,598

Principal Amount
$122,211	UMB Money Market Fiduciary, 0.25%[3]	122,211

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,810,809)	11,810,809

	TOTAL INVESTMENTS — 129.7% (Cost $43,316,437)	50,912,761

	Liabilities in Excess of Other Assets — (29.7)%	(11,648,119)
	TOTAL NET ASSETS — 100.0%	$39,264,642

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
1	All or a portion of shares are on loan. Total loaned securities had a fair value of $11,320,511 at May 31, 2019.
2	Foreign security is denominated in U.S. Dollars.
3	The rate is the annualized seven-day yield at period end.
4	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

4

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.7%
Communications	16.3%
Financial	15.2%
Technology	13.1%
Industrial	9.7%
Consumer, Cyclical	8.8%
Utilities	6.1%
Energy	4.1%
Basic Materials	1.6%
Total Common Stocks	99.6%
Short-Term Investments	30.1%
Total Investments	129.7%
Liabilities in Excess of Other Assets	(29.7)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

5

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.8%
	BASIC MATERIALS — 0.8%
2,553	Cleveland-Cliffs, Inc.[1]	$22,211
446	Compass Minerals International, Inc.	22,751
1,902	Orion Engineered Carbons S.A.[1,2]	33,437
		78,399
	COMMUNICATIONS — 6.6%
830	AMC Networks, Inc. - Class A*,1	43,799
709	CDW Corp.[3]	69,794
2,102	Ciena Corp.*	73,444
8,406	Houghton Mifflin Harcourt Co.*	47,410
2,333	Intelsat S.A.*,2,3	42,111
5,120	QuinStreet, Inc.*,1	78,489
6,307	Sierra Wireless, Inc.*,1,2	75,999
912	Telephone & Data Systems, Inc.[1]	26,275
1,256	Tribune Media Co. - Class A	58,153
485	Ubiquiti Networks, Inc.[3]	58,350
2,269	Viacom, Inc. - Class B	65,869
1,557	Yelp, Inc.*,1	47,847
		687,540
	CONSUMER, CYCLICAL — 8.2%
1,132	American Airlines Group, Inc.	30,824
2,972	Bed Bath & Beyond, Inc.	37,715
1,174	Brinker International, Inc.[1]	44,107
4,443	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*,2	37,455
1,389	Cooper Tire & Rubber Co.	38,309
1,715	Core-Mark Holding Co., Inc.[1]	63,249
1,969	Crocs, Inc.*,1	38,041
3,736	Express, Inc.*,1	11,245
3,544	Fossil Group, Inc.*,1	34,696
5,147	Kirkland's, Inc.*	20,742
3,263	Manchester United Plc - Class A2	59,582
2,214	PCM, Inc.*,1	56,568
3,701	Penn National Gaming, Inc.*,1	69,764
2,991	Potbelly Corp.*,1	15,045
1,040	ScanSource, Inc.*,1	30,378
1,109	Shoe Carnival, Inc.[1]	28,490
2,499	Signet Jewelers Ltd.[1,2]	47,131
3,047	Tailored Brands, Inc.[3]	16,027
4,654	Vista Outdoor, Inc.*	35,696
211	W.W. Grainger, Inc.[1]	55,217
6

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
2,705	World Fuel Services Corp.3	$78,824
		849,105
	CONSUMER, NON-CYCLICAL — 15.6%
1,783	Acorda Therapeutics, Inc.*	16,564
2,640	Akorn, Inc.*,1	10,877
183	Anthem, Inc.	50,870
1,751	Avis Budget Group, Inc.*,1	49,658
982	Cardinal Health, Inc.	41,313
999	Colliers International Group, Inc.[2]	61,498
6,878	Dean Foods Co.[1]	7,566
3,993	Hertz Global Holdings, Inc.*,3	56,182
172	Humana, Inc.	42,116
8,648	ImmunoGen, Inc.*,1	15,566
1,329	Ingles Markets, Inc. - Class A1	39,617
606	Insperity, Inc.	69,023
6,966	Invacare Corp.	41,308
1,580	Kforce, Inc.[1]	54,905
1,677	Korn Ferry[1]	72,245
2,153	Kroger Co.[3]	49,110
518	Ligand Pharmaceuticals, Inc.*	55,623
2,972	LSC Communications, Inc.[1]	14,414
840	ManpowerGroup, Inc.[3]	71,837
480	Medifast, Inc.	61,896
378	Molina Healthcare, Inc.*	53,774
3,590	Quad/Graphics, Inc.[3]	30,048
3,198	Rent-A-Center, Inc.*,1	76,304
1,089	Robert Half International, Inc.[3]	58,436
7,626	Seres Therapeutics, Inc.*,3	26,005
1,229	Service Corp. International[3]	53,916
1,862	SP Plus Corp.*	57,778
1,068	Sysco Corp.[3]	73,500
3,037	TrueBlue, Inc.*,3	64,506
5,889	Vector Group Ltd.	52,707
3,032	Voyager Therapeutics, Inc.*,1	66,128
161	WellCare Health Plans, Inc.*,3	44,467
4,237	XOMA Corp.*,1	79,317
		1,619,074
	ENERGY — 4.8%
8,385	Antero Resources Corp.*,3	55,089
602	Arch Coal, Inc. - Class A1	53,066
7

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
2,654	Cabot Oil & Gas Corp.[3]	$66,403
5,009	Cenovus Energy, Inc.[2]	41,024
783	ConocoPhillips[3]	46,166
4,789	Crescent Point Energy Corp.[2]	16,091
2,472	Imperial Oil Ltd.[2,3]	66,077
3,183	Marathon Oil Corp.	41,856
2,372	Matrix Service Co.*	42,933
3,778	QEP Resources, Inc.*	26,106
1,282	Suncor Energy, Inc.[1,2]	39,486
		494,297
	FINANCIAL — 16.9%
2,212	Americold Realty Trust - REIT[1]	69,236
435	Ameriprise Financial, Inc.	60,130
1,470	Banco Macro S.A. - ADR[2,3]	73,324
1,035	Bank of Montreal1,[2]	75,151
644	Citigroup, Inc.	40,025
554	Citizens Financial Group, Inc.	18,049
994	Discover Financial Services[3]	74,103
1,428	Eaton Vance Corp.[1]	54,578
577	Evercore, Inc. - Class A	44,562
751	Fifth Third Bancorp[1]	19,901
1,303	First American Financial Corp.[3]	67,300
898	FirstService Corp.[2]	81,143
1,499	GEO Group, Inc. - REIT[1]	32,873
2,591	Hersha Hospitality Trust - REIT	44,176
3,687	Host Hotels & Resorts, Inc. - REIT[3]	66,772
384	Jones Lang LaSalle, Inc.	47,789
688	Lamar Advertising Co. - Class A - REIT[1]	53,808
1,623	Legg Mason, Inc.[3]	57,811
786	Lincoln National Corp.[1]	46,728
511	LPL Financial Holdings, Inc.[1]	40,992
1,491	Manulife Financial Corp.[2]	25,034
1,210	MetLife, Inc.	55,914
2,475	Outfront Media, Inc. - REIT	61,009
3,229	Piedmont Office Realty Trust, Inc. - Class A - REIT	65,646
1,153	Preferred Bank/Los Angeles CA1	50,467
568	Prudential Financial, Inc.	52,472
643	Raymond James Financial, Inc.[1]	53,099
898	Royal Bank of Canada[1,2]	67,485
937	Ryman Hospitality Properties, Inc. - REIT	74,913
2,933	Solar Capital Ltd.	60,126
8

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,440	TCG BDC, Inc.	$65,002
1,474	Unum Group[1]	46,416
		1,746,034
	INDUSTRIAL — 6.6%
2,144	AECOM*	68,394
2,136	ArcBest Corp.[3]	53,550
600	C.H. Robinson Worldwide, Inc.[3]	47,778
2,082	Colfax Corp.*,1	52,258
827	Comtech Telecommunications Corp.	17,491
3,895	Covanta Holding Corp.[1]	65,670
814	Energizer Holdings, Inc.[1]	33,309
6,899	FreightCar America, Inc.*	41,601
3,696	LB Foster Co. - Class A*,3	89,332
1,750	MYR Group, Inc.*,3	56,507
1,087	Ryder System, Inc.[3]	54,893
501	Valmont Industries, Inc.	56,668
1,426	Worthington Industries, Inc.	48,684
		686,135
	TECHNOLOGY — 5.8%
153	Adobe, Inc.*	41,448
3,429	American Software, Inc. - Class A	43,445
336	ANSYS, Inc.*,3	60,312
993	Benefitfocus, Inc.*	28,161
4,087	Cohu, Inc.[1]	59,466
455	Maxim Integrated Products, Inc.[1]	23,928
839	NetApp, Inc.	49,669
3,396	NextGen Healthcare, Inc.*,1	65,373
679	Open Text Corp.[1,2]	26,970
1,801	Progress Software Corp.[3]	73,769
4,406	SecureWorks Corp. - Class A*,1	64,372
619	Texas Instruments, Inc.[3]	64,568
		601,481
	UTILITIES — 3.5%
2,627	Atlantica Yield plc[2,3]	56,349
1,526	CenterPoint Energy, Inc.	43,400
460	DTE Energy Co.	57,716
1,342	Exelon Corp.[1]	64,523
319	IDACORP, Inc.	31,986
1,285	NRG Energy, Inc.	43,742
9

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,201	Portland General Electric Co.[1]	$63,485
		361,201

	TOTAL COMMON STOCKS (Cost $8,065,548)	7,123,266
	RIGHTS — 0.0%[4]
1,119	A Schulman, Inc.*,5,6	585

	TOTAL RIGHTS (Cost $0)	585

	SHORT-TERM INVESTMENTS — 27.3%
-	Collateral pool allocation[7]	2,367,198

Principal Amount
$464,374	UMB Money Market Fiduciary, 0.25%[8]	464,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,831,572)	2,831,572

	TOTAL INVESTMENTS — 96.1% (Cost $10,897,120)	9,955,423

	Other Assets in Excess of Liabilities — 3.9%	405,107
	TOTAL NET ASSETS — 100.0%	$10,360,530

Number of Shares
	SECURITIES SOLD SHORT — 68.9%
	COMMON STOCKS — 68.9%
	BASIC MATERIALS — 1.3%
(264)	Dow, Inc.	(12,345)
(793)	DowDuPont, Inc.	(24,202)
(5,726)	Osisko Gold Royalties Ltd.[2]	(59,722)
(1,665)	Wheaton Precious Metals Corp.[2]	(36,797)
		(133,066)
	COMMUNICATIONS — 6.7%
(3,914)	ANGI Homeservices, Inc.*	(56,440)
(6,937)	Casa Systems, Inc.*	(38,986)
(1,193)	GCI Liberty, Inc.*	(69,301)
(1,883)	GDS Holdings Ltd. - ADR*,2	(61,179)
(684)	Liberty Broadband Corp. - Class A*	(66,704)
(680)	Liberty Broadband Corp. - Class C*	(66,742)
(696)	LogMeIn, Inc.	(49,994)
(62)	MercadoLibre, Inc.*	(35,372)
10

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 68.9% (Continued)
	COMMUNICATIONS (Continued)
(10,656)	Ribbon Communications, Inc.*	$(45,501)
(843)	SINA Corp.*,2	(33,939)
(5,570)	Spark Networks S.E. - ADR*,2	(69,347)
(924)	TripAdvisor, Inc.*	(39,057)
(1,021)	Verizon Communications, Inc.	(55,491)
		(688,053)
	CONSUMER, CYCLICAL — 6.3%
(4,191)	Caesars Entertainment Corp.*	(36,839)
(9,122)	Container Store Group, Inc.*	(64,128)
(659)	FirstCash, Inc.	(62,420)
(172)	Madison Square Garden Co.*	(50,884)
(453)	Mohawk Industries, Inc.*	(61,404)
(7,719)	Playa Hotels & Resorts N.V.*,2	(62,138)
(621)	PVH Corp.	(52,903)
(3,869)	Regis Corp.*	(72,118)
(149)	Tesla, Inc.*	(27,589)
(3,240)	William Lyon Homes - Class A*	(60,070)
(742)	Wingstop, Inc.	(59,123)
(1,420)	Winnebago Industries, Inc.	(45,639)
		(655,255)
	CONSUMER, NON-CYCLICAL — 13.9%
(2,315)	ACADIA Pharmaceuticals, Inc.*	(55,537)
(5,609)	Amneal Pharmaceuticals, Inc.*	(42,292)
(813)	Anheuser-Busch InBev S.A. - ADR[2]	(66,178)
(2,127)	CAI International, Inc.*	(47,900)
(1,475)	Campbell Soup Co.	(53,557)
(1,137)	Canopy Growth Corp.*,2	(45,776)
(190)	Chemed Corp.	(62,309)
(1,677)	Conagra Brands, Inc.	(44,893)
(298)	Constellation Brands, Inc. - Class A	(52,582)
(4,674)	Dynavax Technologies Corp.*	(22,529)
(3,414)	Everi Holdings, Inc.*	(38,032)
(2,767)	Farmer Brothers Co.*	(50,691)
(3,222)	Hain Celestial Group, Inc.*	(65,697)
(828)	Heron Therapeutics, Inc.*	(14,101)
(1,045)	IHS Markit Ltd.*,2	(59,973)
(1,795)	Kraft Heinz Co.	(49,632)
(1,108)	LiveRamp Holdings, Inc.*	(56,929)
(215)	MarketAxess Holdings, Inc.	(64,031)
11

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 68.9% (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,630)	MEDNAX, Inc.*	$(40,196)
(538)	Medtronic PLC[2]	(49,808)
(1,940)	Mylan N.V.*,2	(32,592)
(1,044)	Novocure Ltd.*,2	(55,457)
(6,925)	R1 RCM, Inc.*	(81,299)
(321)	Sarepta Therapeutics, Inc.*	(36,546)
(413)	Universal Health Services, Inc. - Class B	(49,374)
(459)	Verisk Analytics, Inc.	(64,260)
(7,281)	ViewRay, Inc.*	(61,160)
(638)	Worldpay, Inc. - Class A*	(77,606)
		(1,440,937)
	ENERGY — 6.5%
(3,108)	Bonanza Creek Energy, Inc.*	(60,699)
(2,291)	Carrizo Oil & Gas, Inc.*	(23,322)
(864)	Cheniere Energy, Inc.*	(54,588)
(1,609)	Delek U.S. Holdings, Inc.	(49,252)
(656)	Diamondback Energy, Inc.	(64,327)
(922)	DMC Global, Inc.	(62,364)
(2,443)	Gulfport Energy Corp.*	(13,363)
(1,104)	ONEOK, Inc.	(70,236)
(2,547)	Pattern Energy Group, Inc. - Class A	(54,022)
(1,140)	Penn Virginia Corp.*	(34,770)
(8,754)	SRC Energy, Inc.*	(41,494)
(2,102)	Talos Energy, Inc.*	(49,061)
(4,255)	TerraForm Power, Inc. - Class A	(57,443)
(3,376)	U.S. Silica Holdings, Inc.	(35,043)
		(669,984)
	FINANCIAL — 15.0%
(5,724)	Bancorp, Inc.*	(50,944)
(2,495)	Capital Southwest Corp.	(53,817)
(2,374)	CVB Financial Corp.	(48,786)
(874)	eHealth, Inc.*	(61,669)
(6,351)	Five Point Holdings LLC - Class A*	(49,284)
(1,963)	Healthcare Trust of America, Inc. - Class A - REIT	(56,515)
(1,187)	Independent Bank Group, Inc.	(61,297)
(1,024)	Interactive Brokers Group, Inc. - Class A	(52,019)
(3,187)	Invitation Homes, Inc. - REIT	(81,683)
(1,219)	Macerich Co. - REIT	(44,286)
(1,126)	Meta Financial Group, Inc.	(29,467)
12

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 68.9% (Continued)
	FINANCIAL (Continued)
(4,661)	MGIC Investment Corp.*	$(63,157)
(2,363)	NMI Holdings, Inc. - Class A*	(64,415)
(3,212)	OceanFirst Financial Corp.	(76,510)
(1,732)	Pacific Premier Bancorp, Inc.	(49,016)
(1,256)	Pebblebrook Hotel Trust - REIT	(34,954)
(6,032)	Pzena Investment Management, Inc. - Class A	(53,323)
(3,057)	Redfin Corp.*	(48,178)
(870)	Regency Centers Corp. - REIT	(57,385)
(762)	RLI Corp.	(65,441)
(3,460)	Sabra Health Care REIT, Inc. - REIT	(66,743)
(1,520)	Southside Bancshares, Inc.	(49,506)
(6,393)	Uniti Group, Inc. - REIT	(61,437)
(3,232)	VICI Properties, Inc. - REIT	(71,686)
(4,750)	Victory Capital Holdings, Inc. - Class A*	(78,042)
(9,020)	WisdomTree Investments, Inc.	(54,210)
(870)	WP Carey, Inc. - REIT	(72,219)
		(1,555,989)
	INDUSTRIAL — 9.4%
(1,445)	Advanced Disposal Services, Inc.*	(46,442)
(1,100)	Alarm.com Holdings, Inc.*	(64,141)
(910)	CIRCOR International, Inc.*	(38,457)
(922)	Eagle Materials, Inc.	(79,347)
(3,884)	Fortress Transportation & Infrastructure Investors LLC	(59,736)
(7,618)	Genco Shipping & Trading Ltd.*,2	(55,078)
(889)	Genesee & Wyoming, Inc. - Class A*	(84,651)
(2,313)	Golar LNG Ltd.[2]	(42,073)
(8,687)	Golden Ocean Group Ltd.[2]	(39,613)
(3,612)	GrafTech International Ltd.	(35,795)
(1,599)	Johnson Controls International plc[2]	(61,593)
(908)	Knight-Swift Transportation Holdings, Inc.	(25,097)
(4,353)	Knowles Corp.*	(68,473)
(5,583)	NN, Inc.	(43,268)
(3,978)	Olympic Steel, Inc.	(49,248)
(665)	Pentair PLC[2]	(23,155)
(6,049)	Star Bulk Carriers Corp.*,2	(46,275)
(3,773)	Twin Disc, Inc.*	(54,407)
(4,487)	WillScot Corp.*	(60,933)
		(977,782)
13

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 68.9% (Continued)
	TECHNOLOGY — 6.2%
(451)	Analog Devices, Inc.	$(43,576)
(4,698)	Carbon Black, Inc.*	(70,705)
(1,537)	ForeScout Technologies, Inc.*	(49,368)
(791)	Guidewire Software, Inc.*	(79,511)
(1,017)	Micron Technology, Inc.*	(33,164)
(583)	MongoDB, Inc.*	(81,818)
(1,883)	Pluralsight, Inc. - Class A*	(59,992)
(4,149)	Ultra Clean Holdings, Inc.*	(52,900)
(1,302)	Verint Systems, Inc.*	(73,889)
(3,322)	Yext, Inc.*	(60,992)
(2,716)	Zuora, Inc.*	(37,997)
		(643,912)
	UTILITIES — 3.6%
(564)	Atmos Energy Corp.	(57,415)
(7,138)	Central Puerto S.A. - ADR2	(57,604)
(717)	Connecticut Water Service, Inc.	(50,075)
(1,175)	Evergy, Inc.	(68,303)
(1,157)	New Jersey Resources Corp.	(54,900)
(700)	Spire, Inc.	(58,324)
(469)	UGI Corp.	(24,205)
		(370,826)
	TOTAL COMMON STOCKS (Proceeds $ 7,692,908)	(7,135,804)

	TOTAL SECURITIES SOLD SHORT (Proceeds $ 7,692,908)	$(7,135,804)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $2,251,284 at May 31, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Less than 0.1% of net assets.
[5]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. Total value of these securities is $585.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $585.
[7]	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
[8]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

14

Zacks Market Neutral Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	16.9%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	8.2%
Communications	6.6%
Industrial	6.6%
Technology	5.8%
Energy	4.8%
Utilities	3.5%
Basic Materials	0.8%
Total Common Stocks	68.8%
Rights	0.0%
Short-Term Investments	27.3%
Total Investments	96.1%
Other Assets in Excess of Liabilities	3.9%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

15

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BASIC MATERIALS — 1.8%
6,065	Ingevity Corp.*,1	$531,901
17,502	Innospec, Inc.[1]	1,412,586
		1,944,487
	COMMUNICATIONS — 3.1%
31,839	1-800-Flowers.com, Inc. - Class A*,1	581,380
61,723	ChannelAdvisor Corp.*,1	567,852
24,574	pdvWireless, Inc.*1	1,197,982
251,286	Ribbon Communications, Inc.*,1	1,072,991
		3,420,205
	CONSUMER, CYCLICAL — 7.2%
39,748	BBX Capital Corp.	162,569
38,714	Bluegreen Vacations Corp.[1]	302,743
83,205	Clarus Corp.[1]	1,060,864
20,619	Columbia Sportswear Co.[1]	1,933,650
45,044	Dana, Inc.	657,192
32,648	H&E Equipment Services, Inc.	793,673
36,226	Lindblad Expeditions Holdings, Inc.*,1	591,208
17,712	PC Connection, Inc.[1]	562,179
30,206	Rush Enterprises, Inc. - Class A	1,065,366
15,153	SkyWest, Inc.[1]	889,784
		8,019,228
	CONSUMER, NON-CYCLICAL — 23.1%
8,362	Amedisys, Inc.*,1	939,136
18,522	Assembly Biosciences, Inc.*	260,049
113,244	Brookdale Senior Living, Inc.*	699,848
28,142	EVERTEC, Inc.[1,2]	806,550
18,211	Globus Medical, Inc. - Class A*,1	715,692
36,796	Herc Holdings, Inc.*	1,252,168
48,151	HMS Holdings Corp.*,1	1,465,235
56,662	Horizon Therapeutics Plc*,2	1,350,255
6,893	ICU Medical, Inc.*,1	1,466,830
106,891	Idera Pharmaceuticals, Inc.*,1	271,503
12,873	Insperity, Inc.[1]	1,466,235
17,024	Integer Holdings Corp.*,1	1,193,382
33,695	K12, Inc.*	1,030,056
138,814	Laureate Education, Inc. - Class A*,1	2,229,353
12,670	LHC Group, Inc.*,1	1,435,258
152,787	Melinta Therapeutics, Inc.*,1	325,436
36,712	Molecular Templates, Inc.*	295,899
8,777	Oxford Immunotec Global PLC*,2	128,320
16

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
57,036	Performance Food Group Co.*,1	$2,244,367
32,747	Pfenex, Inc.*	213,183
71,001	Simply Good Foods Co.*,1	1,525,812
66,511	SP Plus Corp.*	2,063,836
20,292	STAAR Surgical Co.*,1	470,166
27,979	Surmodics, Inc.*,1	1,134,828
22,050	Textainer Group Holdings Ltd.*,2	204,183
7,785	TriNet Group, Inc.*,1	493,413
		25,680,993
	ENERGY — 0.3%
42,614	SunCoke Energy, Inc.*,1	312,787
	FINANCIAL — 27.7%
93,848	Aircastle Ltd.[1,2]	1,822,528
10,344	Argo Group International Holdings Ltd.[2]	729,149
35,427	Artisan Partners Asset Management, Inc. - Class A1	837,849
39,940	BancFirst Corp.[1]	2,086,066
16,561	Community Trust Bancorp, Inc.	655,650
48,386	Essent Group Ltd.*,1,2	2,271,723
51,096	First Defiance Financial Corp.	1,384,702
27,015	First Mid Bancshares, Inc.[1]	902,841
26,981	First of Long Island Corp.	576,044
39,003	Home Bancorp, Inc.	1,390,457
48,973	Houlihan Lokey, Inc.[1]	2,214,069
9,486	Kemper Corp.[1]	787,243
15,024	McGrath RentCorp	844,800
146,187	MGIC Investment Corp.*,1	1,980,834
34,346	National General Holdings Corp.	780,341
14,493	Office Properties Income Trust - REIT	346,528
19,592	Peoples Bancorp, Inc.	605,589
13,723	PS Business Parks, Inc. - REIT[1]	2,208,305
95,805	Radian Group, Inc.[1]	2,150,822
14,092	Republic Bancorp, Inc. - Class A	645,977
42,171	Southern National Bancorp of Virginia, Inc.	582,381
24,566	Terreno Realty Corp. - REIT[1]	1,122,912
216,288	Third Point Reinsurance Ltd.*,1,2	2,197,486
19,248	Walker & Dunlop, Inc.	967,597
58,237	Whitestone REIT - REIT	737,863
		30,829,756
17

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 22.3%
30,219	Albany International Corp. - Class A1	$2,117,445
8,190	Astronics Corp.*	333,087
42,830	Atkore International Group, Inc.*	1,001,794
62,207	Cactus, Inc. - Class A*	2,024,838
38,247	Comfort Systems USA, Inc.	1,804,494
29,674	Comtech Telecommunications Corp.[1]	627,605
30,074	CSW Industrials, Inc.[1]	1,922,631
19,242	DXP Enterprises, Inc.*	619,977
27,782	EMCOR Group, Inc.[1]	2,238,118
77,880	Federal Signal Corp.[1]	1,860,553
54,745	Gorman-Rupp Co.	1,624,284
30,245	Heritage-Crystal Clean, Inc.*,1	756,125
25,082	Lawson Products, Inc.*	920,008
7,472	LB Foster Co. - Class A*	180,598
16,562	Park-Ohio Holdings Corp.[1]	517,066
23,118	Raven Industries, Inc.	757,115
40,626	Sanmina Corp.*	1,080,245
8,154	Tech Data Corp.*,1	739,160
69,734	Universal Logistics Holdings, Inc.	1,315,881
6,476	Vishay Precision Group, Inc.*	231,970
19,798	Woodward, Inc.[1]	2,156,398
		24,829,392
	TECHNOLOGY — 7.7%
7,092	Aspen Technology, Inc.*	805,722
11,213	CACI International, Inc. - Class A*,1	2,282,070
52,296	CTS Corp.[1]	1,383,752
8,127	Mercury Systems, Inc.*	558,812
54,846	SailPoint Technologies Holding, Inc.*	963,644
6,905	SPS Commerce, Inc.*,1	703,827
32,709	Verint Systems, Inc.*,1	1,856,236
		8,554,063
	UTILITIES — 5.0%
57,040	Ameresco, Inc. - Class A*	827,080
14,075	IDACORP, Inc.[1]	1,411,300
31,148	Otter Tail Corp.	1,547,121
37,271	PNM Resources, Inc.[1]	1,755,837
		5,541,338
	TOTAL COMMON STOCKS (Cost $110,325,409)	109,132,249
18

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 18.9%
-	Collateral pool allocation[3]	$20,996,598

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,996,598)	20,996,598

	TOTAL INVESTMENTS — 117.1% (Cost $131,322,007)	130,128,847

	Liabilities in Excess of Other Assets — (17.1)%	(19,028,351)
	TOTAL NET ASSETS — 100.0%	$111,100,496

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
1	All or a portion of shares are on loan. Total loaned securities had a fair value of $19,136,030 at May 31, 2019.
2	Foreign security is denominated in U.S. Dollars.
3	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

19

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	27.7%
Consumer, Non-cyclical	23.1%
Industrial	22.3%
Technology	7.7%
Consumer, Cyclical	7.2%
Utilities	5.0%
Communications	3.1%
Basic Materials	1.8%
Energy	0.3%
Total Common Stocks	98.2%
Short-Term Investments	18.9%
Total Investments	117.1%
Liabilities in Excess of Other Assets	(17.1)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

20

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	BASIC MATERIALS — 3.5%
6,038	Air Products & Chemicals, Inc.[1]	$1,229,276
9,698	International Paper Co.	402,176
8,051	LyondellBasell Industries N.V. - Class A1,2	597,787
		2,229,239
	COMMUNICATIONS — 9.8%
37,693	AT&T, Inc.	1,152,652
38,242	Cisco Systems, Inc.	1,989,731
9,533	Comcast Corp. - Class A1	390,853
15,919	Thomson Reuters Corp.[2]	1,013,881
31,472	Verizon Communications, Inc.	1,710,503
		6,257,620
	CONSUMER, CYCLICAL — 8.4%
75,752	Ford Motor Co.	721,159
9,698	Home Depot, Inc.	1,841,165
16,285	Macy's, Inc.	334,982
20,859	Tapestry, Inc.	595,733
18,115	Walmart, Inc.	1,837,586
		5,330,625
	CONSUMER, NON-CYCLICAL — 24.4%
9,881	AbbVie, Inc.	757,972
14,638	Altria Group, Inc.	718,140
4,025	Amgen, Inc.	670,968
12,076	Bristol-Myers Squibb Co.[1]	547,888
21,591	Coca-Cola Co.	1,060,766
12,442	Gilead Sciences, Inc.	774,514
13,174	Johnson & Johnson	1,727,770
11,527	Medtronic PLC[1,2]	1,067,170
15,553	Merck & Co., Inc.	1,231,953
18,663	Mondelez International, Inc. - Class A	949,014
11,161	PepsiCo, Inc.	1,428,608
41,718	Pfizer, Inc.	1,732,131
15,370	Philip Morris International, Inc.	1,185,488
16,468	Procter & Gamble Co.[1]	1,694,722
		15,547,104
	ENERGY — 9.3%
13,723	Chevron Corp.	1,562,363
21,591	Exxon Mobil Corp.	1,527,995
54,527	Kinder Morgan, Inc.[1]	1,087,814
8,966	Occidental Petroleum Corp.[1]	446,238
11,527	Phillips 66[1]	931,382
21

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
9,881	Schlumberger Ltd.[2]	$342,772
		5,898,564
	FINANCIAL — 28.3%
22,689	Aflac, Inc.	1,163,946
8,783	Ameriprise Financial, Inc.	1,214,074
13,540	Arthur J. Gallagher & Co.	1,140,068
2,379	BlackRock, Inc.	988,617
11,161	Crown Castle International Corp. - REIT	1,451,041
40,072	Huntington Bancshares, Inc.[1]	506,911
16,834	JPMorgan Chase & Co.	1,783,731
51,233	KeyCorp	818,191
16,285	Liberty Property Trust - REIT	773,049
24,519	MetLife, Inc.	1,133,023
5,489	PNC Financial Services Group, Inc.	698,530
11,710	Prologis, Inc. - REIT	862,676
16,285	Prudential Financial, Inc.[1]	1,504,408
28,910	U.S. Bancorp[1]	1,451,282
15,187	Ventas, Inc. - REIT	976,524
34,765	Wells Fargo & Co.	1,542,523
		18,008,594
	INDUSTRIAL — 1.9%
7,868	Emerson Electric Co.	473,968
2,196	Lockheed Martin Corp.[1]	743,434
		1,217,402
	TECHNOLOGY — 7.3%
1,415	Broadcom, Inc.	356,071
53,429	HP, Inc.	998,054
27,080	Intel Corp.	1,192,603
3,111	International Business Machines Corp.	395,066
14,089	Microsoft Corp.	1,742,527
		4,684,321
	UTILITIES — 5.0%
11,344	American Electric Power Co., Inc.	976,945
20,127	CMS Energy Corp.[1]	1,129,326
19,761	Southern Co.	1,057,214
		3,163,485

	TOTAL COMMON STOCKS (Cost $58,056,223)	62,336,954
22

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 16.8%
-	Collateral pool allocation[3]	$9,611,717

Principal Amount
$1,112,626	UMB Money Market Fiduciary 0.25%[4]	1,112,626

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,724,343)	10,724,343

	TOTAL INVESTMENTS — 114.7% (Cost $68,780,566)	73,061,297

	Liabilities in Excess of Other Assets — (14.7)%	(9,352,927)
	TOTAL NET ASSETS — 100.0%	$63,708,370

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,296,637 at May 31, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
[4]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

23

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.3%
Consumer, Non-cyclical	24.4%
Communications	9.8%
Energy	9.3%
Consumer, Cyclical	8.4%
Technology	7.3%
Utilities	5.0%
Basic Materials	3.5%
Industrial	1.9%
Total Common Stocks	97.9%
Short-Term Investments	16.8%
Total Investments	114.7%
Liabilities in Excess of Other Assets	(14.7)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

24

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Assets:
Investments, at value (cost $43,316,437 and $10,897,120, respectively)[1]	$50,912,761	$9,955,423
Cash deposited with broker for securities sold short	-	9,927,222
Receivables:
Investment securities sold	-	-
Fund shares sold	11,111	-
Dividends and interest	78,133	13,788
Advisor	-	6,003
Securities lending income	174	236
Prepaid expenses	9,594	20,714
Total assets	51,011,773	19,923,386

Liabilities:
Collateral due to broker for securities loaned	11,688,598	2,367,198
Securities sold short, at value (proceeds $0 and $7,692,908, respectively)	-	7,135,804
Payables:
Investment securities purchased	-	-
Dividends on securities sold short and interest expense	-	6,941
Due to custodian	-	-
Fund shares redeemed	2,298	9,166
Advisory fees	16,502	-
Distribution fees (Note 7)	-	299
Fund administration and accounting fees	9,735	13,193
Auditing fees	9,327	9,179
Transfer agent fees and expenses	4,312	2,635
Legal fees	3,166	4,863
Trustees' Deferred Compensation (Note 3)	1,955	1,916
Custody fees	1,854	5,933
Trustees' fees and expenses	1,547	1,764
Chief Compliance Officer fees	510	1,270
Accrued other expenses	7,327	2,695
Total liabilities	11,747,131	9,562,856
Net Assets	$39,264,642	$10,360,530

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$30,394,303	$11,839,173
Total distributable earnings (loss)	8,870,339	(1,478,643)
Net Assets	$39,264,642	$10,360,530

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$-	$939,250
Shares of beneficial interest issued and outstanding	-	70,626
Offering and redemption price per share	$-	$13.30
Institutional Class Shares:
Net assets applicable to shares outstanding	$39,264,642	$9,421,280
Shares of beneficial interest issued and outstanding	1,657,461	748,059
Offering and redemption price per share	$23.69	$12.59

[1]	Includes securities on loan of $11,320,511 and $2,251,284, respectively (see Note 2).

See Accompanying Notes to Financial Statements.

25

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Assets:
Investments, at value (cost $131,322,007 and $68,780,566, respectively)[1]	$130,128,847	$73,061,297
Cash deposited with broker for securities sold short	-	-
Receivables:
Investment securities sold	12,601,152	-
Fund shares sold	64,281	118,709
Dividends and interest	104,817	212,663
Advisor	-	-
Securities lending income	5,779	159
Prepaid expenses	25,684	19,649
Total assets	142,930,560	73,412,477

Liabilities:
Collateral due to broker for securities loaned	20,996,598	9,611,717
Securities sold short, at value (proceeds $0 and $0, respectively)	-	-
Payables:
Investment securities purchased	10,475,052	-
Dividends on securities sold short and interest expense	-	-
Due to custodian	166,268	-
Fund shares redeemed	31,385	7,729
Advisory fees	75,825	36,219
Distribution fees (Note 7)	12,929	11,821
Fund administration and accounting fees	25,638	7,314
Auditing fees	8,625	9,095
Transfer agent fees and expenses	6,373	5,071
Legal fees	260	7,754
Trustees' Deferred Compensation (Note 3)	2,143	1,969
Custody fees	9,407	2,062
Trustees' fees and expenses	848	713
Chief Compliance Officer fees	368	327
Accrued other expenses	18,345	2,316
Total liabilities	31,830,064	9,704,107
Net Assets	$111,100,496	$63,708,370

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$118,520,510	$58,886,761
Total distributable earnings (loss)	(7,420,014)	4,821,609
Net Assets	$111,100,496	$63,708,370

Maximum Offering Price per Share:
Investor Class shares:
Net assets applicable to shares outstanding	$56,723,006	$54,785,539
Shares of beneficial interest issued and outstanding	2,400,147	2,802,952
Offering and redemption price per share	$23.63	$19.55
Institutional Class Shares:
Net assets applicable to shares outstanding	$54,377,490	$8,922,831
Shares of beneficial interest issued and outstanding	2,262,027	456,384
Offering and redemption price per share	$24.04	$19.55

[1]	Includes securities on loan of $19,136,030 and $9,296,637, respectively (see Note 2).

See Accompanying Notes to Financial Statements.

26

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $133 and $1,003, respectively)	$386,813	$82,607
Interest	996	71,810
Securities lending income	253	306
Total investment income	388,062	154,723

Expenses:
Advisory fees	159,195	60,403
Fund administration and accounting fees	37,058	43,452
Registration fees	16,010	15,944
Transfer agent fees and expenses	10,011	11,299
Auditing fees	9,067	9,067
Legal fees	7,266	2,796
Custody fees	6,956	14,294
Trustees' fees and expenses	4,723	4,975
Shareholder reporting fees	3,889	1,358
Chief Compliance Officer fees	2,733	2,796
Miscellaneous fees	1,861	2,789
Insurance fees	698	695
Distribution fees - Investor Class (Note 7)	-	1,652
Dividends on securities sold short	-	64,779
Total expenses	259,467	236,299
Advisory fees waived	(60,518)	(60,403)
Other expenses absorbed	-	(32,590)
Net expenses	198,949	143,306
Net investment income (loss)	189,113	11,417

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,149,057	(1,534,160)
Securities sold short	-	868,316
Net realized gain (loss)	1,149,057	(665,844)

Net change in unrealized appreciation/depreciation on:
Investments	(1,145,385)	298,257
Securities sold short	-	31,983
Net change in unrealized appreciation/depreciation	(1,145,385)	330,240
Net realized and unrealized gain (loss)	3,672	(335,604)

Net Increase (Decrease) in Net Assets from Operations	$192,785	$(324,187)

See Accompanying Notes to Financial Statements.

27

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $712 and $1,566, respectively)	$762,565	$909,981
Interest	134	2,420
Securities lending income	6,390	245
Total investment income	769,089	912,646

Expenses:
Advisory fees	570,265	221,074
Fund administration and accounting fees	89,540	39,572
Registration fees	24,156	22,226
Transfer agent fees and expenses	39,573	16,995
Auditing fees	9,443	9,067
Legal fees	12,244	6,155
Custody fees	23,879	4,721
Trustees' fees and expenses	4,450	3,836
Shareholder reporting fees	29,838	5,775
Chief Compliance Officer fees	2,805	2,796
Miscellaneous fees	6,321	3,142
Insurance fees	1,101	706
Distribution fees - Investor Class (Note 7)	87,231	65,020
Dividends on securities sold short	-	-
Total expenses	900,846	401,085
Advisory fees waived	(91,278)	(45,907)
Other expenses absorbed	-	-
Net expenses	809,568	355,178
Net investment income (loss)	(40,479)	557,468

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,074,011)	383,404
Securities sold short	(192)	-
Net realized gain (loss)	(4,074,203)	383,404

Net change in unrealized appreciation/depreciation on:
Investments	(3,736,950)	(1,783,185)
Securities sold short	-	-
Net change in unrealized appreciation/depreciation	(3,736,950)	(1,783,185)
Net realized and unrealized gain (loss)	(7,811,153)	(1,399,781)

Net Increase (Decrease) in Net Assets from Operations	$(7,851,632)	$(842,313)

See Accompanying Notes to Financial Statements.

28

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks All-Cap Core Fund

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$189,113	$180,645
Net realized gain on investments	1,149,057	3,824,642
Net change in unrealized appreciation/depreciation on investments	(1,145,385)	(2,358,026)
Net increase in net assets resulting from operations	192,785	1,647,261

Distributions to shareholders:
Distributions:
Institutional Class[1]	(4,029,291)	(2,135,781)
Class C2	-	(1,063,899)
Total distributions to shareholders	(4,029,291)	(3,199,680)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class[1]	10,087,707	11,806,451
Class C Shares converted to Institutional Class	-	10,893,941
Class C2	-	536,877
Reinvestment of distributions:
Institutional Class[1]	2,436,165	1,648,180
Class C2	-	650,383
Cost of shares redeemed:
Institutional Class[1,3]	(12,031,391)	(9,261,818)
Class C2	-	(12,945,621)
Net increase in net assets from capital transactions	492,481	3,328,393

Total increase (decrease) in net assets	(3,344,025)	1,775,974

Net Assets:
Beginning of period	42,608,667	40,832,693
End of period	$39,264,642	$42,608,667

Capital Share Transactions:
Shares sold:
Institutional Class[1]	427,786	457,045
Class C Shares converted to Institutional Class	-	437,275
Class C2	-	23,940
Shares reinvested:
Institutional Class[1]	108,274	65,901
Class C2	-	29,061
Shares redeemed:
Institutional Class[1]	(524,358)	(361,818)
Class C2	-	(579,249)
Net increase in capital share transactions	11,702	72,155

[1]	Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.
[2]	Class C shares converted into Investor Class shares and the Investor Share Class was then re-designated into Institutional Class shares on April 16, 2018.
[3]	Net of redemption fee proceeds of $540 and $2,407, respectively.

See accompanying Notes to Financial Statements.

29

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Market Neutral Fund

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment gain (loss)	$11,417	$(155,030)
Net realized gain (loss) on investments, securities sold short, and foreign currency	(665,844)	605,794
Net change in unrealized appreciation/depreciation on investments and securities sold short	330,240	(1,110,255)
Net decrease in net assets resulting from operations	(324,187)	(659,491)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	200,120	160,846
Institutional Class	3,114,477	3,415,269
Cost of shares redeemed:
Investor Class[1]	(1,335,898)	(4,187,268)
Institutional Class[2]	(5,006,073)	(5,119,161)
Net decrease in net assets from capital transactions	(3,027,374)	(5,730,314)

Total decrease in net assets	(3,351,561)	(6,389,805)

Net Assets:
Beginning of period	13,712,091	20,101,896
End of period	$10,360,530	$13,712,091

Capital Share Transactions:
Shares sold:
Investor Class	14,890	11,485
Institutional Class	244,918	255,785
Shares redeemed:
Investor Class	(99,419)	(300,961)
Institutional Class	(394,530)	(388,902)
Net decrease in capital share transactions	(234,141)	(422,593)

[1]	Net of redemption fee proceeds of $0 and $74, respectively.
[2]	Net of redemption fee proceeds of $0 and $475, respectively.

See accompanying Notes to Financial Statements.

30

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Small-Cap Core Fund

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(40,479)	$(189,233)
Net realized gain (loss) on investments and securities sold short	(4,074,203)	11,404,902
Net change in unrealized appreciation/depreciation on investments	(3,736,950)	(18,567,943)
Net decrease in net assets resulting from operations	(7,851,632)	(7,352,274)

Distributions to shareholders:
Distributions:
Investor Class	(9,571,478)	(18,144,327)
Institutional Class	(3,254,042)	(3,166,516)
Total distributions to shareholders	(12,825,520)	(21,310,843)

Capital Transactions:
Proceeds from shares sold:
Investor Class	4,183,343	49,863,296
Institutional Class	33,728,027	33,886,197
Reinvestment of distributions:
Investor Class	9,105,703	17,134,539
Institutional Class	3,019,437	2,862,667
Cost of shares redeemed:
Investor Class[1]	(51,481,630)	(85,010,193)
Institutional Class[2]	(20,388,437)	(16,077,638)
Net increase (decrease) in net assets from capital transactions	(21,833,557)	2,658,868

Total decrease in net assets	(42,510,709)	(26,004,249)

Net Assets:
Beginning of period	153,611,205	179,615,454
End of period	$111,100,496	$153,611,205

Capital Share Transactions:
Shares sold
Investor Class	174,323	1,693,589
Institutional Class	1,449,647	1,141,851
Shares reinvested
Investor Class	389,465	607,608
Institutional Class	127,134	100,304
Shares redeemed
Investor Class	(2,216,735)	(2,934,125)
Institutional Class	(828,800)	(546,852)
Net increase (decrease) in capital share transactions	(904,966)	62,375

[1]	Net of redemption fee proceeds of $2,796 and $19,572, respectively.
[2]	Net of redemption fee proceeds of $3,398 and $3,884, respectively.

See accompanying Notes to Financial Statements.

31

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Dividend Fund

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$557,468	$845,485
Net realized gain on investments	383,404	2,392,187
Net change in unrealized appreciation/depreciation on investments	(1,783,185)	(1,382,337)
Net increase (decrease) in net assets resulting from operations	(842,313)	1,855,335

Distributions to Shareholders:
Distributions:
Investor Class	(2,621,878)	(1,703,400)
Institutional Class	(89,720)	(11,941)
Total distributions to shareholders	(2,711,598)	(1,715,341)

Capital Transactions:
Proceeds from shares sold:
Investor Class	11,410,928	15,526,450
Institutional Class	8,119,305	1,348,709
Reinvestment of distributions:
Investor Class	2,583,319	1,679,444
Institutional Class	89,033	8,451
Cost of shares redeemed:
Investor Class[1]	(7,049,543)	(13,219,232)
Institutional Class[2]	(573,367)	(37,092)
Net increase in net assets from capital transactions	14,579,675	5,306,730

Total increase in net assets	11,025,764	5,446,724

Net Assets:
Beginning of period	52,682,606	47,235,882
End of period	$63,708,370	$52,682,606

Capital Share Transactions:
Shares sold
Investor Class	585,574	755,624
Institutional Class	406,573	65,215
Shares reinvested
Investor Class	134,707	82,355
Institutional Class	4,628	413
Shares redeemed
Investor Class	(367,370)	(650,450)
Institutional Class	(29,666)	(1,781)
Net increase in capital share transactions	734,446	251,376

[1]	Net of redemption fee proceeds of $8,405 and $3,254, respectively.
[2]	Net of redemption fee proceeds of $265 and $0, respectively.

See accompanying Notes to Financial Statements.

32

Zacks Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended May 31, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(324,187)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of long-term investments	(6,966,707)
Sale of long-term investments	10,346,095
Purchase of short-term investment, net	(2,620,282)
Proceeds from securities sold short	7,374,898
Cover short securities	(11,203,944)
Decrease in dividends and interest receivables	5,720
Increase in due from Advisor	(4,733)
Increase in prepaid expenses	(10,266)
Increase in Securities Lending income	(236)
Increase in Collateral due to broker for securities loaned	2,367,198
Decrease in payables for dividends and interest on securities sold short	(8,446)
Decrease in accrued expenses	(14,031)
Litigation proceeds	1,669
Return of capital dividends received	7,467
Net realized loss on investments and securities sold short	665,844
Net change in unrealized appreciation/depreciation	(330,240)
Net cash used for operating activities	(714,181)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	3,314,597
Payment on shares redeemed	(6,432,398)
Net cash used for financing activities	(3,117,801)

Net Decrease in Cash	(3,831,982)

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at broker	13,759,204
Total beginning cash and cash equivalents	13,759,204

Ending cash balance	-
Ending cash held at broker	9,927,222
Total ending cash and cash equivalents	$9,927,222

See accompanying Notes to Financial Statements.

33

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS - Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$25.89	$26.81	$23.50	$23.95	$24.93	$21.90
Income from Investment Operations:
Net investment income[1]	0.11	0.16	0.07	0.12	0.03	0.04
Net realized and unrealized gain	0.06	0.96	4.98	0.74	0.45	2.99
Total from investment operations	0.17	1.12	5.05	0.86	0.48	3.03

Less Distributions:
From net investment income	(0.10)	-	(0.04)	-	-	-
From net realized gain	(2.27)	(2.04)	(1.70)	(1.31)	(1.47)	-
Total distributions	(2.37)	(2.04)	(1.74)	(1.31)	(1.47)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	- [2]

Net asset value, end of period	$23.69	$25.89	$26.81	$23.50	$23.95	$24.93

Total return[3]	1.15%[6]	4.44%	22.93%	3.92%	2.04%	13.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,265	$42,609	$28,085	$26,832	$39,453	$29,752

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%[7]	1.44%	1.74%	1.70%	1.68%	1.73%
After fees waived and expenses absorbed	1.00%[7]	1.17%[5]	1.63%[4]	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.65%[7]	0.35%	0.17%	0.51%	0.10%	0.07%
After fees waived and expenses absorbed	0.95%[7]	0.62%	0.28%	0.56%	0.13%	0.15%

Portfolio turnover rate	22%[6]	29%	29%	51%	37%	46%

*	Class C shares converted into Investor Class shares and the Investor Share Class was then re-designated into Institutional Class shares on April 16, 2018.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares. Investor shares were re-designated as Institutional shares on April 16, 2018.
[4]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.
[5]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

34

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.65	$14.19	$14.54	$13.78	$13.02	$12.66
Income from Investment Operations:
Net investment loss[1]	-	(0.16)	(0.26)	(0.36)	(0.40)	(0.32)
Net realized and unrealized gain (loss)	(0.35)	(0.38)	(0.09)	1.12	1.16	0.68
Total from investment operations	(0.35)	(0.54)	(0.35)	0.76	0.76	0.36

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-	- [2]

Net asset value, end of period	$13.30	$13.65	$14.19	$14.54	$13.78	$13.02

Total return[3]	(2.56%)[4]	(3.81%)	(2.41%)	5.52%	5.84%	2.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$939	$2,118	$6,307	$30,046	$8,435	$8,540

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[6]	4.52%[5]	4.33%	4.28%	4.95%	6.79%	5.77%
After fees waived and expenses absorbed[6]	2.83%[5]	3.19%	3.51%	4.31%	4.65%	4.26%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.70%)[5]	(2.27%)	(2.58%)	(3.13%)	(5.17%)	(4.00%)
After fees waived and expenses absorbed	(0.01%)[5]	(1.13%)	(1.81%)	(2.49%)	(3.03%)	(2.49%)

Portfolio turnover rate	92%[4]	152%	156%	179%	180%	144%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.18% for the six months ended May 31, 2019. For the prior periods, the ratios would have been lowered by 1.54%, 1.86%, 2.67%, 3.00%, and 2.61%, respectively.

See accompanying Notes to Financial Statements.

35

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.92	$13.38	$13.67	$13.04	$12.42	$12.17
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.12)	(0.21)	(0.42)	(0.48)	(0.40)
Net realized and unrealized gain (loss)	(0.35)	(0.34)	(0.08)	1.05	1.10	0.65
Total from investment operations	(0.33)	(0.46)	(0.29)	0.63	0.62	0.25

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-	-

Net asset value, end of period	$12.59	$12.92	$13.38	$13.67	$13.04	$12.42

Total return[3]	(2.55%)[4]	(3.44%)	(2.12%)	4.83%	4.99%	2.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,422	$11,594	$13,795	$1,444	$788	$1,029

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[6]	4.27%[5]	4.08%	4.03%	5.60%	7.54%	6.52%
After fees waived and expenses absorbed[6]	2.58%[5]	2.94%	3.26%	4.96%	5.40%	5.01%

Ratio of net investment (income) loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.45%)[5]	(2.02%)	(2.33%)	(3.78%)	(5.92%)	(4.75%)
After fees waived and expenses absorbed	0.24%[5]	(0.88%)	(1.56%)	(3.14%)	(3.78%)	(3.24%)

Portfolio turnover rate	92%[4]	152%	156%	179%	180%	144%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.18% for the six months ended May 31, 2019. For the prior periods, the ratios would have been lowered by 1.54%, 1.86%, 2.67%, 3.00%, and 2.61%, respectively.

See accompanying Notes to Financial Statements.

36

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS - Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$27.49	$32.58	$26.77	$24.21	$23.47	$23.73
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.05)	(0.07)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	(1.44)	(1.27)	6.03	2.60	1.88	0.27
Total from investment operations	(1.46)	(1.32)	5.96	2.56	1.82	0.25

Less Distributions:
From net realized gain	(2.40)	(3.77)	(0.16)	-	(1.08)	(0.51)
Total distributions	(2.40)	(3.77)	(0.16)	-	(1.08)	(0.51)

Redemption fee proceeds[1]	- [3]	- [3]	0.01	- [3]	- [3]	- [3]

Net asset value, end of period	$23.63	$27.49	$32.58	$26.77	$24.21	$23.47

Total return[2]	(5.17%)[4]	(4.36%)	22.41%	10.57%	8.00%	1.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,723	$111,399	$152,663	$99,615	$95,622	$48,242

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%[5]	1.49%	1.54%	1.68%	1.66%	1.88%
After fees waived and expenses absorbed	1.39%[5]	1.39%	1.39%	1.43%	1.39%	1.39%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.32%)[5]	(0.27%)	(0.39%)	(0.43%)	(0.53%)	(0.56%)
After fees waived and expenses absorbed	(0.18%)[5]	(0.17%)	(0.24%)	(0.18%)	(0.26%)	(0.07%)

Portfolio turnover rate	59%[4]	129%	162%	147%	162%	154%

[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

37

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May	For the Year Ended November 30,				For the Period February 28, 2014* through
	31, 2019 (Unaudited)	2018	2017	2016	2015	November 30, 2014
Net asset value, beginning of period	$27.88	$32.92	$26.99	$24.32	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	0.01	0.02	-	0.02	-	0.04
Net realized and unrealized gain (loss)	(1.45)	(1.29)	6.09	2.63	1.89	0.37
Total from investment operations	(1.44)	(1.27)	6.09	2.65	1.89	0.41

Less Distributions:
From net realized gain	(2.40)	(3.77)	(0.16)	-	(1.08)	-
Total distributions	(2.40)	(3.77)	(0.16)	-	(1.08)	-

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	0.02	0.01	-

Net asset value, end of period	$24.04	$27.88	$32.92	$26.99	$24.32	$23.50

Total return[2]	(5.05%)[4]	(4.11%)	22.67%	10.98%	8.34%	1.78%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,377	$42,212	$26,953	$7,013	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[5]	1.24%	1.29%	1.39%	1.41%	1.70%[5]
After fees waived and expenses absorbed	1.14%[5]	1.14%	1.14%	1.14%	1.14%	1.14%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.07%)[5]	(0.02%)	(0.14%)	(0.14%)	(0.28%)	(0.32%)[5]
After fees waived and expenses absorbed	0.07%[5]	0.08%	0.01%	0.11	(0.01%)	0.24%[5]

Portfolio turnover rate	59%[4]	129%	162%	147%	162%	154%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

38

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS - Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May	For the Year Ended November 30,				For the Period January 31, 2014* through
	31, 2019 (Unaudited)	2018	2017	2016	2015	November 30, 2014

Net asset value, beginning of period	$20.87	$20.78	$17.92	$16.69	$17.17	$15.00
Income from Investment Operations:
Net investment income[1]	0.20	0.36	0.32	0.35	0.30	0.21
Net realized and unrealized gain (loss) on investments	(0.47)	0.48	2.81	1.35	(0.47)	2.05
Total from investment operations	(0.27)	0.84	3.13	1.70	(0.17)	2.26

Less Distributions:
From net investment income	(0.18)	(0.34)	(0.27)	(0.31)	(0.28)	(0.09)
From net realized gain	(0.87)	(0.41)	-	(0.16)	(0.03)	-
Total distributions	(1.05)	(0.75)	(0.27)	(0.47)	(0.31)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$19.55	$20.87	$20.78	$17.92	$16.69	$17.17

Total return[3]	(1.14%)[4]	4.16%	17.58%	10.50%	(0.92%)	15.06%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,786	$51,121	$47,007	$26,671	$9,796	$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.47%[5]	1.58%	1.66%	1.95%	2.78%	5.34%[5]
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.30%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.83%[5]	1.49%	1.30%	1.40%	0.30%	(2.55%)[5]
After fees waived and expenses absorbed	2.00%[5]	1.77%	1.66%	2.05%	1.78%	1.49%[5]

Portfolio turnover rate	8%[4]	25%	18%	15%	29%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

39

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018	For the Period January 31, 2017* through November 30, 2017
Net asset value, beginning of period	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.22	0.41	0.32
Net realized and unrealized gain (loss) on investments	(0.46)	0.48	2.34
Total from investment operations	(0.24)	0.89	2.66

Less Distributions:
From net investment income	(0.21)	(0.39)	(0.24)
From net realized gain	(0.87)	(0.41)	-
Total distributions	(1.08)	(0.80)	(0.24)

Redemption fee proceeds[1]	- [2]	-	-

Net asset value, end of period	$19.55	$20.87	$20.78

Total return[3]	(1.02%)[4]	4.42%	14.57%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,923	$1,562	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.22%[5]	1.33%	1.41%[5]
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.05%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.08%[5]	1.74%	1.60%[5]
After fees waived and expenses absorbed	2.25%[5]	2.02%	1.96%[5]

Portfolio turnover rate	8%[4]	25%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

40

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

41

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund and Zacks Small Cap Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2019 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2019, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

42

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2019 and as of and during the open tax years ended November 30, 2015-2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

43

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(f) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. Government or U.S. Government agency securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement.  During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

As of May 31, 2019, the Funds loaned securities which were collateralized by cash and other securities.  The value of the securities on loan and the value of the related collateral were as follows:

Description	Value
Atlantic Asset Securitization LLC, 2.476%, 7/10/2019 [1]	$249,331
Atlantic Asset Securitization LLC, 2.525%, 8/27/2019 [1]	397,574
Atlantic Asset Securitization LLC, 2.538% (LIBOR 1 Month+11 basis points), 11/26/2019 [2]	500,000
Bedford Row Funding Corp., 2.621% (LIBOR 3 Month+3 basis points), 1/23/2020 [2]	250,000
BlackRock Liquidity Funds FedFund Portfolio, 2.401%, 6/3/2019	681,552
Colgate Palmolive Co., 2.401%, 6/5/2019 [1]	999,733
CRC Funding LLC, 2.476%, 7/8/2019 [1]	249,365
Emerson Electric Co., 2.423%, 6/19/2019 [1]	998,790
Erste Abwicklungsanstalt, 2.459%, 7/25/2019 [1]	498,163
Erste Abwicklungsanstalt, 2.532%, 8/9/2019 [1]	248,793
Glencove Funding LLC, 2.401%, 6/4/2019 [1]	499,900
Glencove Funding LLC, 2.491% (LIBOR 1 Week+10 basis points), 10/22/2019 [1]	250,000
Glencove Funding LLC, 2.497% (LIBOR 1 Week+10 basis points), 2/14/2020 [1]	250,000
Glencove Funding LLC, 2.502%, 6/11/2019 [1]	249,826
Gotham Funding Corp., 2.433%, 6/18/2019 [1]	499,426
Gotham Funding Corp., 2.508%, 7/17/2019 [1]	249,201
HSBC Bank USA NA, 2.591% (LIBOR 3 Month+1 basis points), 10/25/2019 [2]	249,999
Illinois Tool Works, Inc., 2.401%, 6/4/2019 [1]	349,930
Illinois Tool Works, Inc., 2.421%, 6/10/2019 [1]	499,698
Illinois Tool Works, Inc., 2.442%, 6/6/2019 [1]	249,915
Invesco Government & Agency Portfolio, 2.408%, 6/3/2019	21,500,000
Lexington Parker Capital Co. LLC, 2.487%, 7/15/2019 [1]	348,939
Lexington Parker Capital Co. LLC, 2.521%, 8/5/2019 [1]	497,734
Liberty Street Funding LLC, 2.400%, 6/3/2019 [1]	749,900
LMA SA, 2.501%, 6/5/2019 [1]	499,861
LMA SA, 2.501%, 6/7/2019 [1]	749,688
LMA SA, 2.591%, 9/18/2019 [1]	248,055
Longship Funding LLC, 2.411%, 6/7/2019 [1]	999,598
Longship Funding LLC, 2.450%, 6/3/2019 [1]	499,932
Manhattan Asset Funding Co., 2.431%, 6/4/2019 [1]	249,949
Manhattan Asset Funding Co., 2.432%, 6/17/2019 [1]	249,730
Manhattan Asset Funding Co., 2.455%, 6/3/2019 [1]	999,864
44

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Mizuho Bank, Ltd., 2.552%, 9/10/2019	160,026
MUFG Bank Ltd., 2.553%, 6/18/2019 [1]	249,699
National Rural Utilities Co., 2.401%, 6/6/2019 [1]	749,750
Norinchukin Bank (New York), 2.530%, 11/25/2019	299,939
Norinchukin Bank (New York), 2.531%, 11/15/2019	299,960
Paccar Financial Corp., 2.422%, 6/14/2019 [1]	999,126
Paccar Financial Corp., 2.435%, 6/25/2019 [1]	249,595
Regency Markets No.1 LLC, 2.451%, 6/6/2019 [1]	349,881
Regency Markets No.1 LLC, 2.501%, 6/10/2019 [1]	249,844
Regency Markets No.1 LLC, 2.503%, 6/17/2019 [1]	249,722
Roche Holdings, Inc., 2.401%, 6/5/2019 [1]	999,733
Sheffield Receivables Co. LLC, 2.529%, 9/18/2019 [1]	248,100
Sheffield Receivables Co. LLC, 2.580% (SOFR +18 basis points), 12/2/2019 [1]	500,000
Sheffield Receivables Co. LLC, 2.601% (SOFR +20 basis points), 10/18/2019 [1]	250,000
Skandinaviska Enskilda Banken AB, 2.450%, 6/3/2019 [1]	249,966
Sumitomo Mitsui Banking Corp., 2.529% (LIBOR 1 Month+10 basis points), 8/29/2019 [2]	250,006
Toronto Dominion Bank, 2.550% (LIBOR 1 Month+12 basis points), 11/26/2019 [2]	250,000
Total Fina Elf Holdings USA Inc., 2.452%, 6/7/2019 [1]	249,898
Total Fina Elf Holdings USA Inc., 2.453%, 6/13/2019 [1]	249,796
Toyota Motor Credit Corp., 2.616% (LIBOR 1 Month+15 basis points), 1/31/2020 [2]	250,000
Victory Receivables Corp., 2.454%, 6/24/2019 [1]	499,217
Victory Receivables Corp., 2.521%, 10/1/2019 [1]	495,764
Victory Receivables Corp., 2.523%, 6/18/2019 [1]	299,643
Total	$44,664,111

[1]	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2019.
[2]	Each issue shows the rate of discount at the time of purchase.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. Effective October 1, 2017 (the "Effective Date"), the Advisor has lowered its management fee from 0.90% to 0.80% of the All-Cap Core Fund's average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.65% and 2.40% to 1.55% and 2.30% of the average daily net assets for the All-Cap Core Fund's Investor Class and Class C shares, respectively. Effective April 16, 2018, Class C shares converted to Investor Class shares and the Investor Class shares were re-designated to Institutional Class shares. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.55% to 1.00% of the average daily net assets for the All-Cap Core Fund's Institutional Class Shares. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

45

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

	Investment Advisory	Total Limit on Annual Operating Expenses
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Market Neutral Fund	1.10%	1.65%	1.40%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

For the six months ended May 31, 2019, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$60,518
Market Neutral Fund	60,403
Small-Cap Core Fund	91,278
Dividend Fund	45,907
Total	$258,106

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2019	$21,211	$157,445	$243,497	$128,025
2020	42,271	184,930	191,268	134,388
2021	101,261	186,800	168,499	131,557
2022	60,518	92,993	91,278	45,907
Total	$225,261	$622,168	$694,542	$439,877

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2019 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2019, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

46

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2019, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$43,387,775	$3,399,198	$131,381,492	$68,839,043

Gross unrealized appreciation	$8,388,895	$1,341,558	$8,348,214	$7,681,554
Gross unrealized depreciation	(863,909)	(1,921,137)	(9,600,859)	(3,459,300)
Net unrealized appreciation (depreciation) on investments	$7,524,986	$(579,579)	$(1,252,645)	$4,222,254

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$177,715	$-	$5,557,392	$140,036
Undistributed long-term gains	3,851,558	-	7,266,292	2,207,795
Tax accumulated earnings	4,029,273	-	12,823,684	2,347,831

Accumulated capital and other losses	$-	$(249,874)	$(2,116,888)	$-
Unrealized appreciation (depreciation) on investments	8,677,572	(1,234,717)	2,550,342	6,027,689
Unrealized depreciation on short securities	-	330,135	-	-
Total accumulated earnings (deficit)	$12,706,845	$(1,154,456)	$13,257,138	$8,375,520
47

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The tax character of distributions paid during the fiscal years ended November 30, 2018 and November 30, 2017 were as follows:

	All-Cap Core Fund		Market Neutral Fund

	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$444,705	$44,745	$-	$-
Long-term capital gains	2,754,975	3,039,737	-	-
Total distributions paid	$3,199,680	$3,084,482	$-	$-

	Small-Cap Core Fund		Dividend Fund

	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$11,076,370	$-	$1,113,946	$510,787
Long-term capital gains	10,234,473	705,607	601,395	-
Total distributions paid	$21,310,843	$705,607	$1,715,341	$510,787

At November 30, 2018, the Funds did not have any accumulated capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended November 30, 2018, the Market Neutral Fund utilized $932,297 of capital loss carryovers. During the year ended November 30, 2018, the Market Neutral Fund had capital loss carryforwards of $1,085,700 expired.

Due to the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of November 30, 2018, the Market Neutral and Small-Cap Core Fund had $106,595 and $64,857 respectively of qualified late-year ordinary losses which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

As of November 30, 2018, the Market Neutral and Small-Cap Core Fund had $143,279 and $2,052,031 respectively of post-October losses, which are deferred until fiscal year 2019 for tax purposes. Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

48

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2019 and the year ended November 30, 2018, redemption fees were as follows:

	May 31, 2019	November 30, 2018
All-Cap Core Fund	$540	$2,407
Market Neutral Fund	0	549
Small-Cap Core Fund	6,194	23,456
Dividend Fund	8,670	3,254

Note 6 – Investment Transactions

For the six months ended May 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$9,617,371	$8,382,112	$-	$-
Market Neutral Fund	6,966,707	10,346,095	7,374,898	11,203,944
Small-Cap Core Fund	75,265,004	110,410,202	99,797	99,989
Dividend Fund	17,892,285	4,063,483	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

With respect to the Zacks All-Cap Core Fund, effective April 16, 2018, the Fund’s Class C Shares were terminated and converted into Investor Class Shares. In addition, the Fund re-designated its Investor Class Shares to Institutional Class Shares. The Fund’s Institutional Class Shares are not subject to a Rule 12b-1 distribution fee. The Rule 12b-1 Plan that was in effect for the Fund’s Investor Class and Class C Shares has been terminated.

For the six months ended May 31, 2019, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

49

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$39,101,952	$-	$-	$39,101,952
Short-Term Investments	122,211	11,688,598	-	11,810,809
Total Investments	$39,224,163	$11,688,598	$-	$50,912,761
50

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Market Neutral Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks[1]	$7,123,266	$-	$-	$7,123,266
Rights	-	-	585	585
Short-Term Investments	464,374	2,367,198	-	2,831,572
Total Assets	$7,587,640	$2,367,198	$585	$9,955,423

Liabilities
Securities Sold Short
Common Stocks[1]	$7,135,804	$-	$-	$7,135,804
Total Liabilities	$7,135,804	$-	$-	$7,135,804

Small-Cap Core Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$109,132,249	$-	$-	$109,132,249
Short-Term Investments	-	20,996,598	-	20,996,598
Total Investments	$109,132,249	$20,996,598	$-	$130,128,847

Dividend Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$62,336,954	$-	$-	$62,336,954
Short-Term Investments	1,112,626	9,611,717	-	10,724,343
Total Investments	$63,449,580	$9,611,717	$-	$73,061,297

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Market Neutral Fund
Beginning balance November 30, 2018	$2,238
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,653)
Net purchases	-
Net sales	-
Balance as of May 31, 2019	$585
51

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The Level 3 investments as of May 31, 2019, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 10 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

52

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks All-Cap Core Fund		12/1/18	5/31/19	12/1/18–5/31/19
Institutional Class	Actual Performance	$1,000.00	$1,011.50	$5.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.94	5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

53

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended May 31, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Market Neutral Fund		12/1/18	5/31/19	12/1/18–5/31/19
Investor Class	Actual Performance	$1,000.00	$974.40	$13.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.83	14.18
Institutional Class	Actual Performance	1,000.00	974.50	12.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.07	12.94

*	Expenses are equal to the Fund’s annualized expense ratio of 2.83% and 2.58% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Small-Cap Core Fund		12/1/18	5/31/19	12/1/18–5/31/19
Investor Class	Actual Performance	$1,000.00	$948.30	$6.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.99	7.00
Institutional Class	Actual Performance	1,000.00	949.50	5.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.74

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
54

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended May 31, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Dividend Fund		12/1/18	5/31/19	12/1/18–5/31/19
Investor Class	Actual Performance	$1,000.00	$988.60	$6.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54
Institutional Class	Actual Performance	1,000.00	989.80	5.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.65	5.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
55

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Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/9/19

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/9/19